SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of Software Development Costs

	December 31,	December 31,
	2021	2020
Software development costs	$60,000	$60,000
Less: Accumulated amortization	(60,000)	(60,000)
Software Development Costs, net	$—	$—